DERIVATIVE FINANCIAL INSTRUMENTS - Operation Related to Derivatives (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Instruments
Amounts receivable for spot and forward transactions pending settlement	$ 4,627,810	$ 8,264,332
Net amount	4,627,810	8,264,332
Spot and Forward Transactions Pending Settlement
Derivative Financial Instruments
Amounts receivable for spot and forward transactions pending settlement	4,496,177	6,248,965
Amounts payable for spot and forward transactions pending settlement	$ 131,633	345,005
Put option taken with Central Bank
Derivative Financial Instruments
Amounts receivable for spot and forward transactions pending settlement		$ 1,670,362